Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com


Telephone: 202/387-5400              Fax:  949/673-4525

                    March 22, 2013

Pamela A. Long
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Treegate Acquisition Corporation
		File No. 0-54832

Dear Ms. Long:

     Attached for filing with the Securities and Exchange
Commission is Amendment No. 4 to the Treegate Acquisition
Corporation Form 10-12G which updates information in the Recent Blank Check Companies section.

                         Sincerely,



                         /s/ Lee W. Cassidy